GOING CONCERN	6 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2 — GOING CONCERN

The Company’s unaudited interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Company incurred net loss of US$3,786,858 for the six months ended March 31, 2026. As of March 31, 2026, the Company’s accumulated deficits were US$14,551,660, with a positive working capital of US$1,941,713. The Company’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Company will be able to reduce or eliminate its net losses for the foreseeable future. Management has concluded that these conditions raise substantial doubt about the Company’s ability to continue as a going concern for at least twelve months after the issuance date of these condensed consolidated financial statements.

The Company has historically depended on financing from related parties and third-party investors to support its operations. The Company’s future operations are dependent upon equity or debt financing and its ability to generate profits through operations at an indeterminate time in the future. The Company cannot assure that it will be successful in completing an equity or debt financing or in achieving or maintaining profitability in the near term. The Company’s condensed consolidated financial statements do not give effect to any adjustments relating to the carrying values and classification of assets and liabilities that would be necessary should the Company be unable to continue as a going concern. Notwithstanding the existence of this going concern uncertainty, the unaudited interim condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS